Derivative Financial Instruments and Fair Value Measurements - Schedule of Derivative Liabilities at Fair Value (Details) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at Beginning	$ 371,532	$ 881,172	$ 1,050,182
Effects of foreign currency exchange rate changes		38	1,143
Reductions due to conversions	(1,388,764)	(861,695)
Reductions due to repayment of debt	(897,924)	(199,339)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	50,000	543,744	650,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	346,380	313,694	214,758
Change in fair value included in statements of operations	1,585,266	(306,082)	(1,034,911)
Balance at Ending	$ 66,490	$ 371,532	$ 881,172